RECENT ACCOUNTING PRONOUNCEMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
RECENT ACCOUNTING PRONOUNCEMENTS (Details Narrative)
Operating lease asset obtained in exchange for operating lease obligation	$ 555,943
Operating lease term	12 months